Income Taxes - Disclosure of movements in deferred tax balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax assets (liabilities) balance at beginning of year	$ (3,867)	$ (6,985)
Deferred income tax (expense) recovery	(804)	3,161
Other	(218)	43
Closing net deferred tax assets (liabilities) balance at end of year	$ (4,453)	$ (3,867)